Liability under insurance contracts	12 Months Ended
Dec. 31, 2017
Insurance liabilities [Abstract]
Liability under insurance contracts
28.	Liability under insurance contracts

(a)	Insurance risk

Insurance risk, arising out of underwriting of insurance contract and benefit payment, means a risk in which the amount from an unexpected loss is larger than the premium amount. Insurance risk management aims to minimize risk, of benefit to be paid in excess of what was initially assumed at the time of pricing due to occurrence of an unusual occasion or change of economic environment.

The insurance products that the Group provides are life insurance products and can be categorized as individual insurance and group insurance with regard to the insured person. In group insurance contacts the insured person is an employee or member of an entity and the policy holder is either the entity or a representative of the entity. The group insurances comprise savings insurances and protection type insurances. The protection type insurance means an insurance in which the aggregate of the insurance proceeds payable upon survival under the base age condition, cases where a male at the full age of 40 purchases an insurance policy, shall not exceed insurance premiums already paid. The savings insurance means an insurance, other than a protection type insurance product, in which the aggregate of insurance proceeds payable upon survival may exceed insurance premiums already paid. Individual insurances comprise death insurances (in which the insurance event is death), pure endowment insurances (in which the insurance event is survival) and endowment insurances (in which the insurance event is both survival and death).

(b)	Insurance risk management

Insurance risk management comprises acceptance and administration of insurance contracts, calculation and adjustment of premium rate, review and payment of claims, reinsurance and closing accounts. Each insurance component is managed by a department operating for the risk component.

The Risk Management Team and other related departments conduct preemptive risk management when they develop or revise an insurance product. Insurance risk is continuously improved through regularly reviewing experience rate analysis, insurance risk measurement, underwriting and claims inspection process after product selling.

i)	Underwriting

The Group reviews and improves the medical underwriting guideline based on the changes of medical environment. The Group reassesses and reinforces underwriting standards through profit and loss analysis over insurance contracts. Consultants are updated with the latest underwriting standards. The Group distributes underwriting manual for consultants to prevent mis-selling. Risk Management Supporting enhances the accuracy of the risk assessment over a subscribed insurance contract. It provides various risk information that are consistent and underwriting that is reasonable.

ii)	Risk management through reinsurance

The Group cedes an insurance contract to reinsurer if risks of the contract need to be transferred or diversified to ensure claims payment ability and to maintain financial sustainability of the Group. To achieve the objectives of reinsurance activity, the Group runs reinsurance business efficiently by profit-loss analysis, cedes insurance contracts to reliable reinsurer and observes relevant regulations through the internal control system.

iii)	Developing insurance product

When an insurance product is developed or revised, the Group prices insurance premium based on the analysis of expected and actual insurance risk difference and sensitivity to the risk factors. The Group also reviews the appropriateness of the premium and the profitability of the products through the historical loss experience analysis. The Group reviews compliance of risk management policy and appropriateness of expected profit-loss based on experience rate as a part of post selling risk management for a high risk product. Policy and underwriting standard of the product would be revised in line with the result of the review to improve insurance risk.

iv)	Assessment of claims requests and payment

A standard process for accepting requests and claims payment is enacted to regulate the assessment process of claims requests. The Group pays reasonable benefit using insurance risk management system score, assessment process by types of claims and historical insurance loss experience analysis. The Group monitors deficiency of insurance policy through claim assessment process, and based on that, modifies insurance policies and contracts. The claims payment process is continuously improved reflecting the result of insurance event inspection process monitoring, internal audit and customer complaints etc.

(c)	Insurance liabilities as of December 31, 2016 and 2017 are as follows:

	2016		2017
Policy reserve	~~W~~	22,366,865	24,515,364
Policyholder’s equity adjustment		10,569	(76)

	~~W~~	22,377,434	24,515,288

(d)	Policy reserve as of December 31, 2016 and 2017 are as follows:

	2016		2017
Interest rate linked	~~W~~	15,177,891	16,464,193
Fixed interest rate		7,188,974	8,051,171

	~~W~~	22,366,865	24,515,364

(e)	The details of policy reserves as of December 31, 2016 and 2017 are as follows:

	2016
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	4,848,027	9,451,671	6,958,191	21,257,889	37,777	297	38,074	21,295,963
Guarantee reserve		11,265	44,288	156	55,709	—	—	—	55,709
Unearned premium reserve		3	376	—	379	465	—	465	844
Reserve for outstanding claims		79,017	714,129	155,735	948,881	29,788	—	29,788	978,669
Interest rate difference guarantee reserve		1,882	163	13	2,058	—	—	—	2,058
Mortality gains reserve		6,212	5,275	222	11,709	4	—	4	11,713
Interest gains reserve		17,356	268	21	17,645	—	—	—	17,645
Long term duration dividend reserve		56	10	2	68	—	—	—	68
Reserve for policyholder’s profit dividend		2,862	—	—	2,862	—	—	—	2,862
Reserve for losses on dividend insurance contract		1,334	—	—	1,334	—	—	—	1,334

	~~W~~	4,968,014	10,216,180	7,114,340	22,298,534	68,034	297	68,331	22,366,865

	2017
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	5,343,670	10,628,661	7,323,183	23,295,514	32,538	57	32,595	23,328,109
Guarantee reserve		11,678	50,615	151	62,444	—	—	—	62,444
Unearned premium reserve		3	364	—	367	652	—	652	1,019
Reserve for outstanding claims		98,596	784,535	176,566	1,059,697	26,068	—	26,068	1,085,765
Interest rate difference guarantee reserve		2,280	159	12	2,451	—	—	—	2,451
Mortality gains reserve		7,736	5,195	200	13,131	5	—	5	13,136
Interest gains reserve		18,463	268	20	18,751	—	—	—	18,751
Long term duration dividend reserve		59	10	1	70	—	—	—	70
Reserve for policyholder’s profit dividend		2,374	—	—	2,374	—	—	—	2,374
Reserve for losses on dividend insurance contract		1,245	—	—	1,245	—	—	—	1,245

	~~W~~	5,486,104	11,469,807	7,500,133	24,456,044	59,263	57	59,320	24,515,364

(f)	Reinsurance credit risk as of December 31, 2016 and 2017 are as follows:

	2016
	Reinsurance assets		Reinsurance account receivable
AA- to AA+	~~W~~	930	2,377
A- to A+		820	1,692

	~~W~~	1,750	4,069

	2017
	Reinsurance assets		Reinsurance account receivable
AA- to AA+	~~W~~	1,893	3,420
A- to A+		1,217	3,387

	~~W~~	3,110	6,807

(g)	Income or expenses on insurance for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Insurance income:
Premium income	~~W~~	4,421,381	4,558,453	4,550,277
Reinsurance income		4,239	6,840	10,532
Separate account income		22,208	20,805	38,999

		4,447,828	4,586,098	4,599,808
Insurance expenses:
Claims paid		(1,946,669)	(2,007,831)	(2,213,285)
Reinsurance premium expenses		(5,306)	(8,405)	(13,220)
Provision for policy reserves		(2,277,549)	(2,325,010)	(2,147,139)
Separate account expenses		(22,207)	(20,805)	(38,999)
Discount charge		(458)	(548)	(632)
Acquisition costs		(596,124)	(559,213)	(543,752)
Collection expenses		(14,139)	(15,367)	(15,716)
Deferred acquisition costs		418,975	373,490	336,851
Amortization of deferred acquisition costs		(436,512)	(440,913)	(423,955)

		(4,879,989)	(5,004,602)	(5,059,847)

Net loss on insurance	~~W~~	(432,161)	(418,504)	(460,039)

(h)	Maturity of premium reserve as of December 31, 2016 and 2017 are as follows:

	2016
	Less than 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Fixed interest rate	~~W~~	25,096	175,097	549,783	598,030	1,186,510	4,026,275	6,560,791
Interest rate linked		38,828	220,839	1,711,187	469,287	1,227,833	11,067,198	14,735,172

Ending balance	~~W~~	63,924	395,936	2,260,970	1,067,317	2,414,343	15,093,473	21,295,963

	2017
	Less than 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Fixed interest rate	~~W~~	62,611	256,126	646,634	550,935	1,227,656	4,629,667	7,373,629
Interest rate linked		32,364	660,966	1,549,321	384,276	1,359,071	11,968,482	15,954,480

Ending balance	~~W~~	94,975	917,092	2,195,955	935,211	2,586,727	16,598,149	23,328,109

(i)	Liability adequacy test, LAT

Liability adequacy tests were performed on the premium reserve, unearned premium reserve and guarantee reserve for the contracts held at December 31, 2016 and 2017. The premium reserve considered the amount net level premium reserve less, where appropriate, deferred acquisition cost in accordance with the article 6-3 of Regulation on Supervision of Insurance Business Act.

The assumptions of the current estimation used to assessment and their basis for calculation was as follows:

Assumptions
	2016	2017	Measurement basis
Discount rate	2.04% ~ 5.08%	2.16% ~ 4.94%	Scenario that adds liquidity premium to risk-free rate scenario is based on the rate scenario suggested by FSS

Mortality rate	8% ~ 445%	6.24% ~ 257.25%	Rate of premium paid on risk premium based on experience-based rate by classes of sales channel, product and transition period of last 5 years

Operating expense rate	Acquisition cost - The first time : 90% ~ 975.7% - From the second time : 0% ~ 282.5% Maintenance expense (each case): 214 won ~ 3,026 won Collection expenses (on gross premium): 0.03% ~ 1.03%	Acquisition cost - The first time : 90% ~ 1034.9% - From the second time : 0% ~ 212.9% Maintenance expense (each case): 843 won ~ 3,768 won Collection expenses (on gross premium): 0.03% ~ 1.05%	Operating expense rate on gross premium or expense per contract based on experience-based rate of last 1 year

Surrender ratio	1.00% ~ 64.83%	0.95% ~ 34.08%	Surrender ratio by classes of sales channel, product and transition period of last 5 years

The result of liability adequacy test as of December 31, 2016 and 2017 are as follows:

	2016
	Provisions for test		LAT base	Premium loss (surplus)(*)
Participating:
Fixed interest	~~W~~	571,759	1,375,004	803,245
Variable interest		751,848	697,361	(54,487)

		1,323,607	2,072,365	748,758

Non-Participating:
Fixed interest		4,767,752	3,010,507	(1,757,245)
Variable interest		12,157,477	8,530,948	(3,626,529)

		16,925,229	11,541,455	(5,383,774)

	~~W~~	18,248,836	13,613,820	(4,635,016)

	2017
	Provisions for test		LAT base	Premium loss (surplus)(*)
Participating:
Fixed interest	~~W~~	582,842	1,351,510	768,668
Variable interest		811,078	854,073	42,995

		1,393,920	2,205,583	811,663

Non-Participating:
Fixed interest		5,374,209	2,083,833	(3,290,376)
Variable interest		13,374,917	9,819,816	(3,555,101)

		18,749,126	11,903,649	(6,845,477)

	~~W~~	20,143,046	14,109,232	(6,033,814)

(*)	To the extent the premiums are deficient to cover expected future losses at the entity level, an additional reserve is recorded for the premium deficiency. As of December 31, 2016 and 2017 no additional reserve was required.

Sensitivity analysis as of December 31, 2016 and 2017 are as follows:

	LAT fluctuation
	2016		2017
Discount rate increased by 0.5%	~~W~~	(1,643,171)	(1,492,528)
Discount rate decreased by 0.5%		1,874,896	1,635,133
Operating expense increased by 10%		176,568	138,689
Mortality rate increased by 10%		723,132	700,324
Mortality rate increased by 5%		354,587	318,270
Surrender ratio increased by 10%		365,768	326,184